Derivatives And Hedging Activities (Volumes Of Outstanding Derivative Contracts) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Derivatives expiration, lower	2019 years		2018 years
Derivatives expiration, higher	2022 years		2023 years
Forwards And Swaps [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	243,213,288	[1],[2],[3],[4],[5]	329,466,510	[1],[2],[3]
Greater Than 1 Year but Less Than 3 Years	79,735,000	[1],[2],[3],[4],[5]	98,628,398	[1],[2],[3]
Greater Than 3 Years but Less Than 5 Years	8,892,500	[1],[2],[3],[4],[5]	5,490,000	[1],[2],[3]
Greater Than 5 Years	0	[1],[2],[3],[4],[5],[6]	0	[1],[2],[3],[7]
Forwards And Swaps [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	2,537,023	[1]	2,537,023	[1],[8],[9]
Greater Than 1 Year but Less Than 3 Years	2,009,505	[1]	3,541,046	[1]
Greater Than 3 Years but Less Than 5 Years	2,008,046	[1]	2,009,505	[1]
Greater Than 5 Years	1,534,695	[1],[4],[5],[6]	2,538,718	[1],[7]
Options [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	169,123,208	[1]	221,587,431	[1]
Greater Than 1 Year but Less Than 3 Years	87,689,708	[1]	216,279,767	[1]
Greater Than 3 Years but Less Than 5 Years	3,450,000	[1]	10,050,000	[1]
Greater Than 5 Years	0	[1],[4],[5],[6]	0	[1],[7]
Options [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year			0	[1]
Greater Than 1 Year but Less Than 3 Years			239,015	[1]
Greater Than 3 Years but Less Than 5 Years			239,233	[1]
Greater Than 5 Years			119,508	[1],[7]
Congestion Revenue Rights [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	73,510,440	[1]	74,198,690	[1]
Greater Than 1 Year but Less Than 3 Years	83,747,782	[1]	74,187,803	[1]
Greater Than 3 Years but Less Than 5 Years	63,718,517	[1]	74,240,147	[1]
Greater Than 5 Years	29,945,852	[1],[6]	25,699,804	[1],[7]

[1]	Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.
[2]	Amounts shown are for the combined positions of the electric fuels and core gas supply portfolios.
[3]	Million British Thermal Units.
[4]	Represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 11 below.)
[5]	The Utility expects to continuously recover pension benefits.
[6]	Derivatives in this category expire between 2019 and 2022.
[7]	Derivatives in this category expire between 2018 and 2023.
[8]	Each series of these bonds is supported by a separate direct-pay letter of credit. Series A and B letters of credit expire on May 31, 2016. In October 2013, Series C and D letters of credit were extended to December 3, 2016 to coincide with the maturity of the underlying bonds. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
[9]	At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.02%.